LEASES	12 Months Ended
Dec. 31, 2015
LEASES [Abstract]
LEASES

NOTE 6 - LEASES

Operating Lease - The Company leases office space in Pittsburgh, Pennsylvania for $4,667 on a month to month basis. The Company may further be obligated for a lease for space in Los Angeles, California for $27,099 a month though February 2016, $27,872 a month through February 2017, $28,710 a month through February 2018, $29,581 a month through February 2019 and $30,573 a month through June 2019.

The future minimum lease payments for non-cancelable operating leases having remaining terms in excess of one year as of December 31, 2015 are as follows:

Year ending December 31:	Lease Payments
2016	283,422
2017	293,346
2018	300,596
2019	23,956
Thereafter	-
Total Minimum Lease Payment	$901,320

Lease expense charged to operations was $256,092 and $159,137 for the periods ended December 31, 2015 and 2014, respectively.